Shareholder Report	8 Months Ended	12 Months Ended
	Jul. 31, 2026 USD ($) holding	Jul. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		EA Series Trust
Entity Central Index Key		0001592900
Entity Investment Company Type		N-1A
Document Period End Date		Jul. 31, 2026
Shareholder Report Annual or Semi-Annual		annual shareholder report
C000264247 [Member]
Shareholder Report [Line Items]
Fund Name		Warren Street Global Equity ETF
Class Name		Warren Street Global Equity ETF
Trading Symbol		WSGE
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Warren Street Global Equity ETF (the “Fund”) for the period of December 8, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://warrenstreetetf.com/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://warrenstreetetf.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number		(215) 330-4476
Additional Information Website		https://warrenstreetetf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$41	0.60%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund delivered strong absolute returns during the Period despite market volatility marked by geopolitical turmoil in the Middle East and Technology sector concerns linked to AI disruption. Positive performance is attributed to regional asset allocation decisions—particularly in Emerging Markets—driven by attractive valuations and a broadening of the AI ecosystem across global supply chains.

Sector positioning and disciplined valuation management within the Technology and Communication Services sectors positively influenced performance. During the Period, the Fund reduced exposure to certain AI beneficiaries and technology-adjacent names trading at elevated valuations and reallocated to broad-based, quality-factor strategies across market caps. Later in the Period, tactical style shifts in Emerging Markets also contributed to strength by balancing legacy growth positions with value positions. Notable detractors came from individual stocks in the Healthcare sector driven by dampening forecasts for medical device volumes and waning sentiment on biotech drug pipelines.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

PERFORMANCE
Since Inception (12/8/2025)
Warren Street Global Equity ETF - NAV	12.05%
Solactive GBS Global Markets All Cap USD Index	12.30%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://https://warrenstreetetf.com/for more recent performance information.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 60,547,955	$ 60,547,955
Holdings Count | holding	135	135
Advisory Fees Paid, Amount		$ 193,504
Investment Company, Portfolio Turnover		41.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$60,547,955	Portfolio Turnover Rate*	41%
# of Portfolio Holdings	135	Fund Advisory Fees Paid	$193,504
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

ASSET WEIGHTING (as a % of Net Assets)
Global Equity ETFs	50.6%
Domestic ETFs	41.9%
Common Stocks	6.3%
Real Estate Investment Trusts	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
iShares Global Equity Factor ETF	16.9%
Vanguard S&P 500 ETF	9.2%
iShares MSCI ACWI ex U.S. ETF	8.1%
JPMorgan US Quality Factor ETF	5.7%
iShares Core S&P 500 ETF	5.5%
State Street SPDR Portfolio S&P 500 ETF	5.4%
WisdomTree Emerging Markets EX-State-Owned Enterprises Fund	4.3%
Avantis Emerging Markets Equity ETF	4.0%
State Street SPDR Portfolio Developed World ex-US ETF	3.8%
State Street SPDR MSCI EAFE StrategicFactors ETF	3.4%

C000244815 [Member]
Shareholder Report [Line Items]
Performance Inception Date	Dec. 08, 2025